Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements [Abstract]
CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

NOTE 2 — CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

Subsequent to the issuance of the interim financial information as of and for the period ended September 30, 2024, the Company identified an error related to the accounting for issuance costs associated with convertible notes. Specifically, approximately $2.8 million of non-cash, non-operating stock-based expense related to bonus shares was inadvertently omitted and not reflected in the financial statements for the first quarter of 2024. See Note 10 Convertible Notes for more details.

As a result, the Company has revised its previously issued financial statements to reflect the correction of this material error, recording the issuance cost in issuance of common stock and warrants within non-operating losses. The revision had no impact on total stockholders’ equity or cash flows, but it did increase net loss and increase additional paid-in capital in the affected periods.

The revised quarterly financial information is included in this Quarterly Report on Form 10-Q in the tables that follow.

All references to common stock, warrants, and restricted stock units, as well as related per-share amounts in these condensed consolidated and combined financial statements, have been retrospectively adjusted to reflect the 1-for-50 reverse stock split effected on May 12, 2025.

The impact of the restatement on the condensed consolidated and combined statement of operations for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,017,035	$—	$24,017,035
Issuance of Common Stock and Warrants	(27,475,797)	(2,769,719)	(30,245,516)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other expense	(3,498,875)	(2,769,719)	(6,268,594)
Net loss before income tax provision	(14,384,526)	(2,769,719)	(17,154,245)
Income tax provision	—	—	—
Net loss	$(14,384,526)	$(2,769,719)	$(17,154,245)

Weighted average shares outstanding, basic and diluted	1,764,630	51,742	1,816,372

Basic and diluted net loss per share	$(8.15)	$(1.29)	$(9.44)

The impact of the restatement on the condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	$28,850,985	$(25,445,506)	$3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(14,384,526)	(14,384,526)
Balance at September 30, 2024	85,617,896	(104,336,032)	(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	$2,769,719	$—	$2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at September 30, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	$28,850,985	$(25,445,506)	$3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(17,154,245)	(17,154,245)
Balance at September 30, 2024	$88,387,615	$(107,105,751)	$(18,786,644)

The impact of the restatement on the condensed consolidated and combined statement of cash flows for the nine months ended September 30, 2024 is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	$(14,384,526)	$(2,769,719)	$(17,154,245)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	—	(24,017,035)
Loss on issuance of common stock and warrants	27,475,797	2,769,719	30,245,516

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

NOTE 2 — CORRECTION OF ERRORS IN PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS

Subsequent to the issuance of the interim financial information as of and for the period ended September 30, 2024, the Company identified an error related to the accounting for issuance costs associated with convertible notes. Specifically, approximately $2.8 million of non-cash, non-operating stock-based expense related to bonus shares was inadvertently omitted and not reflected in the financial statements for the first quarter of 2024. See Note 11 Convertible Notes for more details.

As a result, the Company has revised its previously issued financial statements for the first, second, and third quarters of 2024 to reflect the correction of this material error, recording the issuance cost in issuance of Common stock and warrants within non-operating losses. The revision had no impact on total shareholders’ equity or cash flows, but it did increase net loss and increase additional paid-in capital in the affected periods.

All references to common stock, warrants, and restricted stock units, as well as related per-share amounts in these condensed consolidated and combined financial statements, have been retrospectively adjusted to reflect the 1-for-50 reverse stock split effected on May 12, 2025. See Note 1 and Note 3 for further information.

The revised quarterly financial information is included in this Annual Report on Form 10-K in the tables that follow. The audited annual financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the financial position and results of operations for the periods presented. The restatements will be reflected in the comparative financial statements included in future filings of our 2024 unaudited condensed consolidated and combined financial statements within our Quarterly Reports on Form 10-Q.

The impact of the restatement on the condensed consolidated and combined balance sheet as of March 31, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 1,738,007 issued and outstanding	8,689	—	8,689
Additional paid-in capital	79,158,563	2,769,719	81,928,282
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(119,717,769)	(2,769,719)	(122,487,488)
Total Stockholder’s Equity	(40,630,758)	—	(40,630,758)

The impact of the restatement on the condensed consolidated and combined balance sheet as of June 30, 2024 is as follows:

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 1,742,006 issued and outstanding	8,709	—	8,709
Additional paid-in capital	79,610,239	2,769,719	82,379,958
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(97,699,353)	(2,769,719)	(100,469,072)
Total Stockholder’s Equity	(18,160,646)	—	(18,160,646)

The impact of the restatement on the condensed consolidated and combined balance sheet as of September 30, 2024 is as follows:

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholder’s Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,346,818 issued and outstanding	11,733	—	11,733
Additional paid-in capital	85,617,896	2,769,719	88,387,615
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated deficit	(104,336,032)	(2,769,719)	(107,105,751)
Total Stockholder’s Equity	(18,786,644)	—	(18,786,644)

The impact of the restatement on the condensed consolidated and combined statements of operations for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	(8,182,500)	—	(8,182,500)
Issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	311	—	311
Interest expense	(3,739)	—	(3,739)
Other income (expense)	(1)	—	(1)
Total other expense	(26,006,927)	(2,769,719)	(28,776,646)

Net loss before income tax provision	(29,766,263)	(2,769,719)	(32,535,982)

Income tax provision	—	—	—

Net loss	(29,766,263)	(2,769,719)	(32,535,982)

Weighted average shares outstanding, basic and diluted	1,563,968	21,081	1,585,049

Basic and diluted net loss per share and diluted	(19.03)	(1.50)	(20.53)
	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	16,784,200	—	16,784,200
Issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	482	—	482
Interest expense	(22,923)	—	(22,923)
Other income (expense)	4,037	—	4,037
Total other expense	(1,055,202)	(2,769,719)	(3,824,921)

Net loss before income tax provision	(7,747,847)	(2,769,719)	(10,517,566)

Income tax provision	—	—	—

Net loss	(7,747,847)	(2,769,719)	(10,517,566)

Weighted average shares outstanding, basic and diluted	1,651,120	44,035	1,695,155

Basic and diluted net loss per share	(4.69)	(1.51)	(6.20)
	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	24,017,035	—	24,017,035
Issuance of Common Stock and Warrants	(27,475,797)	(2,769,719)	(30,245,516)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other expense	(3,498,875)	(2,769,719)	(6,268,594)

Net loss before income tax provision	(14,384,526)	(2,769,719)	(17,154,245)

Income tax provision	—	—	—

Net loss	(14,384,526)	(2,769,719)	(17,154,245)

Weighted average shares outstanding, basic and diluted	1,764,630	51,742	1,816,372

Basic and diluted net loss per share	(8.15)	(1.29)	(9.44)

The impact of the restatement on the condensed consolidated and combined changes in stockholder’s (deficit) equity for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	Three Months Ended March 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	$79,158,563	$(119,717,769)	$(40,630,758)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	$81,928,282	$(122,487,488)	$(40,630,758)
	Six Months Ended June 30, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(7,747,847)	(7,747,847)
Balance at June 30, 2024	79,610,239	(97,699,353)	(18,160,646)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at June 30, 2024	2,769,719	(2,769,719)	—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(10,517,566)	(10,517,566)
Balance at June 30, 2024	82,379,958	(100,469,072)	(18,160,646)
	Nine Months Ended September 30, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)
As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(14,384,526)	(14,384,526)
Balance at September 30, 2024	85,617,896	(104,336,032)	(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at September 30, 2024	2,769,719	(2,769,719)	—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(17,154,245)	(17,154,245)
Balance at September 30, 2024	88,387,615	(107,105,751)	(18,786,644)

The impact of the restatement on the condensed consolidated and combined statement of cash flows for the three months ended March 31, 2024, six months ended June 30, 2024 and nine months ended September 30, 2024 is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(29,766,263)	(2,769,719)	(32,535,982)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	94,392	—	94,392
Stock-based compensation	1,359,000	—	1,359,000
Change in fair value of derivative liabilities	8,182,500	—	8,182,500
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(7,747,847)	(2,769,719)	(10,517,566)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	197,303	—	197,303
Stock-based compensation	1,810,662	—	1,810,662
Change in fair value of derivative liabilities	(16,784,200)	—	(16,784,200)
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net income (loss)	(14,384,526)	(2,769,719)	(17,154,245)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	—	(24,017,035)
Loss on issuance of common stock and warrants	27,475,797	2,769,719	30,245,516

There was no impact on net cash used in operating activities or within any line items within investing and financing activities.